Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	cnit
Entity Registrant Name	China Information Technology, Inc.
Entity Central Index Key	0001552670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	40,231,159
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY